Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segmental analysis
Revenue	£ 18,429	£ 16,656	£ 16,063
UK Personal Banking
Segmental analysis
Revenue	6,223	6,251	6,445
Ulster Bank RoI
Segmental analysis
Revenue	622	668	672
Commercial Banking
Segmental analysis
Revenue	4,486	4,665	4,611
Private Banking
Segmental analysis
Revenue	944	876	728
RBS International
Segmental analysis
Revenue	658	654	428
NatWest Markets
Segmental analysis
Revenue	3,074	2,798	2,217
Central Items & other
Segmental analysis
Revenue	2,422	744	962
Operating segment
Segmental analysis
Revenue	18,429	16,656	16,063
Operating segment | UK Personal Banking
Segmental analysis
Revenue	6,161	6,188	6,406
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	616	668	676
Operating segment | Commercial Banking
Segmental analysis
Revenue	4,347	4,576	4,532
Operating segment | Private Banking
Segmental analysis
Revenue	703	681	585
Operating segment | RBS International
Segmental analysis
Revenue	639	506	309
Operating segment | NatWest Markets
Segmental analysis
Revenue	2,516	1,882	1,408
Operating segment | Central Items & other
Segmental analysis
Revenue	3,447	2,155	2,147
Consolidation adjustments | UK Personal Banking
Segmental analysis
Revenue	62	63	39
Consolidation adjustments | Ulster Bank RoI
Segmental analysis
Revenue	6		(4)
Consolidation adjustments | Commercial Banking
Segmental analysis
Revenue	139	89	79
Consolidation adjustments | Private Banking
Segmental analysis
Revenue	241	195	143
Consolidation adjustments | RBS International
Segmental analysis
Revenue	19	148	119
Consolidation adjustments | NatWest Markets
Segmental analysis
Revenue	558	916	809
Consolidation adjustments | Central Items & other
Segmental analysis
Revenue	£ (1,025)	£ (1,411)	£ (1,185)